Schedule H, Line 4(i) - Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 009
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Stanley Black & Decker Retirement Account Plan

Schedule H, Line 4(i) - Schedule of Assets (Held At End of Year)
EIN-06-0548860
Plan Number - 009
December 31, 2025

Identity of Issue, Borrower, or Similar Party	Description of Investment, Including Maturity Date, Rate of Interest, Par or Maturity Value	Cost	Current Value

Common Stock:
Stanley Black & Decker, Inc.*	1,215,828 shares of Common Stock; par value $2.50 per share	**	$90,311,704
Short-Term Investments:
Principal/Wells Fargo*	Short-Term Investment Fund S	**	5,738,835
Mutual Funds:
Neuberger Berman	Genesis Fund	**	66,667,987
Synthetic Investment Contracts:
Pacific Life	Constant Duration	**	26,417,000
RGA	Constant Duration	**	25,947,841
Transamerica Premier Life	Constant Duration	**	25,863,205
Voya Retirement Insurance & Annuity	Constant Duration	**	24,242,191
American Life	Fixed Maturity	**	7,742,451
Empower - MTD Stable Value Fund	Fixed Maturity	**	19,144,160
Common/Collective Trusts:
Mellon Capital Management Corporation	S&P 500 Index Fund	**	556,487,847
State Street Global Advisors	U.S. Extended Market Fund	**	131,836,374
Blackrock Institutional Trust Company	Lifepath Index Retirement Fund	**	173,768,700
Blackrock Institutional Trust Company	Lifepath Index 2030 Fund	**	186,455,599
Blackrock Institutional Trust Company	Lifepath Index 2035 Fund	**	215,321,891
State Street Global Advisors	U.S. Total Market Index Fund	**	105,983,850
State Street Global Advisors	Global Equity EX USA Index Fund	**	62,943,919
Mellon Capital Management Corporation	Bond Market Index Fund	**	25,016,578
Blackrock Institutional Trust Company	Lifepath Index 2040 Fund	**	211,538,664
Blackrock Institutional Trust Company	Lifepath Index 2045 Fund	**	151,965,073
Blackrock Institutional Trust Company	Lifepath Index 2050 Fund	**	147,771,280
State Street Global Advisors	US Inflation Protected Bond Fund	**	13,890,342
State Street Global Advisors	Intermediate Govt Cr Bond Fund	**	11,274,274
Blackrock Institutional Trust Company	Lifepath Index 2055 Fund	**	114,671,997
Blackrock Institutional Trust Company	Lifepath Index 2060 Fund	**	64,361,011
Loomis Sayles	Global Bond Fund	**	20,701,161
Blackrock Institutional Trust Company	Lifepath Index 2065 Fund	**	21,891,048
Blackrock Institutional Trust Company	Lifepath Index 2070 Fund	**	2,437,470
Harding Loevner	Harding Loevner International Equity A CIT	**	38,572,548
Total investments			2,548,965,000
Loans to participants*	Promissory notes at prime rate with maturities up to ten years (ranging from 4.25% to 9.50%)		28,158,531
Total			$2,577,123,531
* Indicates party-in-interest to the Plan.
** Cost information is not required for participant-directed investments